Basis of Presentation and General Information (Details)			6 Months Ended
		Feb. 26, 2019	Jun. 30, 2019
Basis of Presentation and General Information [Abstract]
Reverse stock split ratio		0.067
Seanergy Management Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[1],[2]		Marshall Islands
Seanergy Shipmanagement Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[1],[2]		Marshall Islands
Sea Glorius Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		Marshall Islands
Vessel name			Gloriuship
Date of delivery			Nov. 03, 2015
Sea Genius Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		Marshall Islands
Vessel name			Geniuship
Date of delivery			Oct. 13, 2015
Leader Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		Marshall Islands
Vessel name			Leadership
Date of delivery			Mar. 19, 2015
Premier Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		Marshall Islands
Vessel name			Premiership
Date of delivery			Sep. 11, 2015
Gladiator Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		Marshall Islands
Vessel name			Gladiatorship
Date of delivery			Sep. 29, 2015
Date of sale/disposal			Oct. 11, 2018
Guardian Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		Marshall Islands
Vessel name			Guardianship
Date of delivery			Oct. 21, 2015
Date of sale/disposal			Nov. 19, 2018
Champion Ocean Navigation Co. Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[3],[4]		Malta
Vessel name			Championship
Date of delivery			Dec. 07, 2015
Date of sale/disposal			Nov. 07, 2018
Squire Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		Liberia
Vessel name			Squireship
Date of delivery			Nov. 10, 2015
Emperor Holding Ltd. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		Marshall Islands
Knight Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[3]		Liberia
Vessel name			Knightship
Date of delivery			Dec. 13, 2016
Date of sale/disposal			Jun. 29, 2018
Lord Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		Liberia
Vessel name			Lordship
Date of delivery			Nov. 30, 2016
Partner Shipping Co. Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[5]		Malta
Vessel name			Partnership
Date of delivery			May 31, 2017
Pembroke Chartering Services Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[6]		Malta
Martinique International Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[7]		British Virgin Islands
Vessel name			Bremen Max
Date of delivery			Sep. 11, 2008
Date of sale/disposal			Mar. 07, 2014
Harbour Business International Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[7]		British Virgin Islands
Vessel name			Hamburg Max
Date of delivery			Sep. 25, 2008
Date of sale/disposal			Mar. 10, 2014
Maritime Capital Shipping Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		Bermuda
Maritime Capital Shipping (HK) Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[1],[8]		Hong Kong
Maritime Glory Shipping Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[8]		British Virgin Islands
Vessel name			Clipper Glory
Date of delivery			May 21, 2010
Date of sale/disposal			Dec. 04, 2012
Maritime Grace Shipping Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[8]		British Virgin Islands
Vessel name			Clipper Grace
Date of delivery			May 21, 2010
Date of sale/disposal			Oct. 15, 2012
Atlantic Grace Shipping Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[7],[8]		British Virgin Islands
Fellow Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		Marshall Islands
Vessel name			Fellowship
Date of delivery			Nov. 22, 2018
Champion Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2]		Liberia
Champion Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	[2],[3]		Marshall Islands

[1]	Management companies
[2]	Subsidiaries wholly owned
[3]	Bareboat charterers
[4]	Previously known as Champion Ocean Navigation Co., of the Republic of Liberia and redomiciled to the Republic of Malta on May 23, 2018
[5]	Previously known as Partner Shipping Co., of the Republic of the Marshall Islands and redomiciled to the Republic of Malta on May 23, 2018
[6]	Chartering services company
[7]	Dormant companies
[8]	Vessel owning subsidiaries owned by Maritime Capital Shipping Limited (or "MCS")